Basis of preparation	6 Months Ended
Sep. 30, 2021
Basis of preparation
Basis of preparation

1   Basis of preparation

The unaudited condensed consolidated financial statements for the six months ended 30 September 2021:

●	are prepared in accordance with International Accounting Standard 34 “Interim Financial Reporting” (‘IAS 34’) as issued by the International Accounting Standards Board (‘IASB’) and as adopted by the United Kingdom;
●	are presented on a condensed basis as permitted by IAS 34 and therefore do not include all disclosures that would otherwise be required in a full set of financial statements and should be read in conjunction with the Group’s annual report for the year ended 31 March 2021;
●	apply the same accounting policies, presentation and methods of calculation as those followed in the preparation of the Group’s consolidated financial statements for the year ended 31 March 2021, which were prepared in accordance with International Accounting Standards in conformity with the requirements of the UK Companies Act 2006, International Financial Reporting Standards (‘IFRS’) adopted pursuant to Regulation (EC) No 1606/2002 as it applies in the European Union and IFRS as issued by the IASB. Income taxes are accrued using the tax rate that is expected to be applicable for the full financial year, adjusted for certain discrete items which occurred in the interim period in accordance with IAS 34;
●	include all adjustments, consisting of normal recurring adjustments, necessary for a fair statement of the results for the periods presented;
●	do not constitute statutory accounts within the meaning of section 434(3) of the Companies Act 2006; and
●	were approved by the Board of directors on 16 November 2021.

The information relating to the year ended 31 March 2021 is extracted from the Group’s published annual report for that year, which has been delivered to the Registrar of Companies, and on which the auditors’ report was unqualified and did not contain any emphasis of matter or statements under section 498(2) or 498(3) of the UK Companies Act 2006.

The preparation of the unaudited condensed consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the end of the reporting period, and the reported amounts of revenue and expenses during the period. Actual results could vary from these estimates. These estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

Going concern

As outlined on page 3, trading during the period demonstrated a robust operating model for the Group. The Group has a strong liquidity position with €5.7 billion of cash and cash equivalents available at 30 September 2021 which, together with undrawn revolving credit facilities of €7.4 billion, cover all of the Group’s reasonably expected cash requirements over the going concern period. The Directors have reviewed trading and liquidity forecasts for the Group, which were based on current trading conditions, and considered a variety of scenarios including not being able to access the capital markets during the assessment period.  In addition to the liquidity forecasts prepared, the Directors considered the availability of the Group’s revolving credit facilities which were undrawn as at 30 September 2021. As a result of the assessment performed, the Directors have concluded that the Group is able to continue in operation for the period up to and including March 2023 and that it is appropriate to continue to adopt the going concern basis in preparing the unaudited condensed consolidated financial statements.

Critical accounting judgements and estimates

The Group’s critical accounting judgements and estimates were disclosed in the Group’s annual report for the year ended 31 March 2021; in addition, accounting judgements exercised by management as at 30 September 2021 relating to identifying indicators of impairment are disclosed below. The ongoing impact of COVID-19 has been factored into our latest forecasts, including those considered as part of management’s review of potential indicators of impairment; judgements relating to this review are discussed below.

1   Basis of preparation (continued)

Judgements relating to potential indicators of impairment

The Group performs its annual impairment test for goodwill and indefinite lived intangible assets at 31 March and when there is an indicator of impairment of an asset. At each reporting period date judgement is exercised by management in determining whether any internal or external sources of information observed are indicative that the carrying amount of any of the Group’s cash generating units (‘CGUs’) is not recoverable.

As part of this assessment, management reviews the key assumptions underlying the valuation process performed during the annual impairment test at 31 March 2021, as well as other market factors. Indicators assessed include the year to date performance of the Group’s CGUs against their latest forecast, as well as considering any valuation implications from observable movements in share prices, market multiples, risk free rates and long-term growth rate estimates.

Based on management’s assessment, no indications of impairment were identified for the Group’s CGUs during the period to 30 September 2021 that would indicate the carrying amount of any of the Group’s CGUs is not recoverable.

New accounting pronouncements adopted

On 1 April 2021, the Group adopted certain new accounting policies where necessary to comply with amendments to IFRS, none of which had a material impact on the consolidated results, financial position or cash flows of the Group. Further details are provided in the Group’s annual report for the year ended 31 March 2021.